Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Basic earnings per common share
Net income attributable to common shareholders		$ 2,595	$ 2,608	$ 2,289	$ 5,203	$ 4,554
Weighted average number of common shares outstanding		1,199	1,211	1,213	1,205	1,213
Basic earnings per common share	[1]	$ 2.16	$ 2.15	$ 1.89	$ 4.32	$ 3.76
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,595	$ 2,608	$ 2,289	$ 5,203	$ 4,554
Dilutive impact of share-based payment options and others	[2]		24	13	67	116
Net income attributable to common shareholders (diluted)		$ 2,595	$ 2,632	$ 2,302	$ 5,270	$ 4,670
Weighted average number of common shares outstanding		1,199	1,211	1,213	1,205	1,213
Dilutive impact of share-based payment options and others	[2]	2	19	10	20	35
Weighted average number of diluted common shares outstanding		1,201	1,230	1,223	1,225	1,248
Diluted earnings per common share		$ 2.16	$ 2.14	$ 1.88	$ 4.3	$ 3.74

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.